Earnings Per Share (Schedule of Earnings Per Share Basic and Diluted) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Net Income (Loss) Attributable to Parent	$ 144,959	$ 137,955	$ (49,612)	$ 185,535	$ 222,989	$ 144,475	$ 141,111	$ 123,318	$ 418,837	$ 631,893	$ 546,045
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted Average Number of Shares Outstanding, Basic									71,917	73,737	73,586
Equivalent shares from outstanding stock options									544	416	522
Weighted Average Number of Shares Outstanding, Diluted									72,461	74,153	74,108
Earnings per share
Earnings Per Share, Basic (in dollars per share)	$ 2.05	$ 1.95	$ (0.69)	$ 2.51	$ 3.02	$ 1.96	$ 1.91	$ 1.68	$ 5.82	$ 8.57	$ 7.42
Earnings Per Share, Diluted (in dollars per share)	$ 2.03	$ 1.93	$ (0.69)	$ 2.49	$ 3.00	$ 1.95	$ 1.91	$ 1.67	$ 5.78	$ 8.52	$ 7.37